Derivatives and Hedging (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value Amounts of Derivative Instruments
The following table summarizes the fair value amounts of derivative instruments reported in the consolidated balance sheets as of December 31, 2014 and 2013:

	Derivatives in Asset Positions Fair value		Derivatives in Liability Positions Fair value
(in thousands)	12/31/2014	12/31/2013	12/31/2014	12/31/2013
Derivative instruments designated as hedges
Interest rate contracts	$3,294	$—	$—	$—
Total derivative instruments designated as hedges	$3,294	$—	$—	$—
Undesignated derivative instruments
Call spread overlay	$147,707	$—	$(149,450)	$—
Foreign exchange contracts	46,802	2,533	(10,547)	(14,518)
Total derivative instruments	$194,509	$2,533	$(159,997)	$(14,518)

Schedule of Gains on Derivative Instruments
The following tables summarize the classification and gains and losses on derivative instruments for the years ended December 31, 2014 and 2013:

Year-Ended December 31, 2014 (in thousands)	Gain/(loss) recognized in AOCI	Location of (gain) loss in income statement	(Gain) loss reclassified from AOCI into income	Gain (loss) recognized in income
Fair value hedges
Interest rate contracts	$—	Other (expense) income, net	$—	$3,294

Undesignated derivative instruments
Call spread overlay	n/a	Other (expense) income, net	n/a	$(1,743)
Foreign exchange contracts	n/a	Other (expense) income, net	n/a	61,713
				$59,970

Year-Ended December 31, 2013 (in thousands)	Gain/(loss) recognized in AOCI	Location of (gain) loss in income statement	(Gain) loss reclassified from AOCI into income	Gain (loss) recognized in income
Undesignated derivative instruments
Foreign exchange contracts	n/a	Other expense / income, net	n/a	$(19,409)